Shareholder Report	12 Months Ended
Jul. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Securities Fund
Entity Central Index Key	0000754510
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
Fidelity Small Cap Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity® Small Cap Value Fund
Trading Symbol	FCPVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Value Fund	$ 90	0.91%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Small Cap Value Fund $10,000 $10,423 $11,986 $13,289 $12,680 $11,046 $18,959 $18,726 $20,119 $23,404 $22,851 Russell 2000® Value Index $10,000 $10,559 $12,588 $14,397 $13,286 $11,172 $18,289 $17,417 $18,104 $20,943 $20,049 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Value Fund -2.36% 15.65% 8.62% Russell 2000® Value Index -4.27% 12.41% 7.20% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,398,762,117
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 42,471,933
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.1 Industrials 18.6 Consumer Discretionary 12.1 Real Estate 10.5 Information Technology 8.6 Health Care 6.0 Energy 5.2 Materials 3.7 Utilities 3.5 Consumer Staples 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.5 Canada 3.5 Bermuda 1.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 3.5 Bermuda - 1.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Insight Enterprises Inc 2.4 Old National Bancorp/IN 2.4 Brookfield Infrastructure Corp (United States) 2.3 KB Home 2.3 Eastern Bankshares Inc 2.2 REV Group Inc 2.2 Cadence Bank 2.1 UMB Financial Corp 2.0 Blue Bird Corp 2.0 Primerica Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class Z
Trading Symbol	FIKNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 83	0.84%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $9,625 $8,399 $14,426 $14,266 $15,351 $17,878 $17,475 Russell 2000® Value Index $10,000 $9,404 $7,908 $12,946 $12,329 $12,815 $14,824 $14,192 Russell 3000® Index $10,000 $10,325 $11,453 $15,888 $14,720 $16,582 $20,077 $23,226 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z -2.25% 15.78% 8.51% Russell 2000® Value Index -4.27% 12.41% 5.26% Russell 3000® Index 15.68% 15.19% 13.13% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,398,762,117
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 42,471,933
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.1 Industrials 18.6 Consumer Discretionary 12.1 Real Estate 10.5 Information Technology 8.6 Health Care 6.0 Energy 5.2 Materials 3.7 Utilities 3.5 Consumer Staples 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.5 Canada 3.5 Bermuda 1.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 3.5 Bermuda - 1.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Insight Enterprises Inc 2.4 Old National Bancorp/IN 2.4 Brookfield Infrastructure Corp (United States) 2.3 KB Home 2.3 Eastern Bankshares Inc 2.2 REV Group Inc 2.2 Cadence Bank 2.1 UMB Financial Corp 2.0 Blue Bird Corp 2.0 Primerica Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class M
Trading Symbol	FCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 143	1.45%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $10,013 $11,450 $12,639 $11,997 $10,402 $17,749 $17,440 $18,653 $21,590 $20,960 Russell 2000® Value Index $10,000 $10,559 $12,588 $14,397 $13,286 $11,172 $18,289 $17,417 $18,104 $20,943 $20,049 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -6.32% 14.23% 7.68% Class M (without 3.50% sales charge) -2.92% 15.04% 8.07% Russell 2000® Value Index -4.27% 12.41% 7.20% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,398,762,117
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 42,471,933
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.1 Industrials 18.6 Consumer Discretionary 12.1 Real Estate 10.5 Information Technology 8.6 Health Care 6.0 Energy 5.2 Materials 3.7 Utilities 3.5 Consumer Staples 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.5 Canada 3.5 Bermuda 1.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 3.5 Bermuda - 1.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Insight Enterprises Inc 2.4 Old National Bancorp/IN 2.4 Brookfield Infrastructure Corp (United States) 2.3 KB Home 2.3 Eastern Bankshares Inc 2.2 REV Group Inc 2.2 Cadence Bank 2.1 UMB Financial Corp 2.0 Blue Bird Corp 2.0 Primerica Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class I
Trading Symbol	FCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 94	0.95%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $10,431 $11,991 $13,302 $12,686 $11,059 $18,972 $18,741 $20,135 $23,422 $22,859 Russell 2000® Value Index $10,000 $10,559 $12,588 $14,397 $13,286 $11,172 $18,289 $17,417 $18,104 $20,943 $20,049 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I -2.40% 15.63% 8.62% Russell 2000® Value Index -4.27% 12.41% 7.20% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,398,762,117
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 42,471,933
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.1 Industrials 18.6 Consumer Discretionary 12.1 Real Estate 10.5 Information Technology 8.6 Health Care 6.0 Energy 5.2 Materials 3.7 Utilities 3.5 Consumer Staples 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.5 Canada 3.5 Bermuda 1.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 3.5 Bermuda - 1.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Insight Enterprises Inc 2.4 Old National Bancorp/IN 2.4 Brookfield Infrastructure Corp (United States) 2.3 KB Home 2.3 Eastern Bankshares Inc 2.2 REV Group Inc 2.2 Cadence Bank 2.1 UMB Financial Corp 2.0 Blue Bird Corp 2.0 Primerica Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class C
Trading Symbol	FCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 192	1.95%

Expenses Paid, Amount	$ 192
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $10,320 $11,743 $12,898 $12,171 $10,499 $17,832 $17,428 $18,539 $21,510 $20,945 Russell 2000® Value Index $10,000 $10,559 $12,588 $14,397 $13,286 $11,172 $18,289 $17,417 $18,104 $20,943 $20,049 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) -4.29% 14.46% 7.67% Class C -3.39% 14.46% 7.67% Russell 2000® Value Index -4.27% 12.41% 7.20% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,398,762,117
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 42,471,933
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.1 Industrials 18.6 Consumer Discretionary 12.1 Real Estate 10.5 Information Technology 8.6 Health Care 6.0 Energy 5.2 Materials 3.7 Utilities 3.5 Consumer Staples 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.5 Canada 3.5 Bermuda 1.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 3.5 Bermuda - 1.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Insight Enterprises Inc 2.4 Old National Bancorp/IN 2.4 Brookfield Infrastructure Corp (United States) 2.3 KB Home 2.3 Eastern Bankshares Inc 2.2 REV Group Inc 2.2 Cadence Bank 2.1 UMB Financial Corp 2.0 Blue Bird Corp 2.0 Primerica Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Value Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Value Fund
Class Name	Fidelity Advisor® Small Cap Value Fund Class A
Trading Symbol	FCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.20%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Value Index for the fiscal year, especially within financials. Picks in industrials - primarily among capital goods stocks - and in real estate, most notably in the real estate management & development industry, also boosted the fund's relative performance.
•The fund's non-benchmark stake in Lumentum Holdings gained roughly 79% and was the top individual relative contributor. The stock was not held at period end but was one of the fund's largest holdings the past 12 months. An overweight in Rev Group (+68%), one of the fund's biggest holdings, helped as well. A non-benchmark stake in Ciena gained 72% and was another plus, though the stock was sold prior to July 31.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in health care, followed by investment choices in materials and consumer discretionary.
•The largest individual relative detractor was an overweight in AMN Healthcare (-73%). Outsized exposure to Insight Enterprises (-47%), the fund's biggest holding at period end, further weighed on performance, as did a larger-than-benchmark position in Evolent Health (-58%).
•Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to energy stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,808 $11,241 $12,438 $11,835 $10,286 $17,596 $17,332 $18,576 $21,552 $20,987 Russell 2000® Value Index $10,000 $10,559 $12,588 $14,397 $13,286 $11,172 $18,289 $17,417 $18,104 $20,943 $20,049 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -8.22% 13.97% 7.69% Class A (without 5.75% sales charge) -2.62% 15.33% 8.33% Russell 2000® Value Index -4.27% 12.41% 7.20% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 4,398,762,117
Holdings Count | shares	97
Advisory Fees Paid, Amount	$ 42,471,933
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,398,762,117
Number of Holdings	97
Total Advisory Fee	$42,471,933
Portfolio Turnover	96%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 30.1 Industrials 18.6 Consumer Discretionary 12.1 Real Estate 10.5 Information Technology 8.6 Health Care 6.0 Energy 5.2 Materials 3.7 Utilities 3.5 Consumer Staples 0.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 94.5 Canada 3.5 Bermuda 1.8 Netherlands 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.5 Canada - 3.5 Bermuda - 1.8 Netherlands - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Insight Enterprises Inc 2.4 Old National Bancorp/IN 2.4 Brookfield Infrastructure Corp (United States) 2.3 KB Home 2.3 Eastern Bankshares Inc 2.2 REV Group Inc 2.2 Cadence Bank 2.1 UMB Financial Corp 2.0 Blue Bird Corp 2.0 Primerica Inc 1.9 21.8
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth K6 Fund
Class Name	Fidelity® Small Cap Growth K6 Fund
Trading Symbol	FOCSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth K6 Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth K6 Fund	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000 Growth Index for the fiscal year, led by consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained about 140% and was the top individual relative contributor. The stock was not held at period end. A second notable relative contributor was an overweight in Brinker International (+133%). The company was one of our biggest holdings. Another notable relative contributor was an overweight in GEO (+83%). This period we decreased our stake in GEO.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry. Security selection in financials also hampered the fund's result. Also hurting our result was an underweight in information technology.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our stake in Hims & Hers Health. The second-largest relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Not owning Joby Aviation, a benchmark component that gained about 179%, was another notable relative detractor.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® Small Cap Growth K6 Fund $10,000 $10,420 $13,413 $14,237 $15,624 $22,617 $18,024 $19,887 $24,259 Russell 2000® Growth Index $10,000 $10,355 $12,727 $12,572 $13,326 $18,790 $14,435 $16,106 $18,168 Russell 3000® Index $10,000 $10,263 $11,945 $12,787 $14,185 $19,678 $18,231 $20,538 $24,866 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Small Cap Growth K6 Fund 3.24% 9.90% 11.86% Russell 2000® Growth Index 3.15% 7.06% 7.97% Russell 3000® Index 15.68% 15.19% 13.77% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,598,204,878
Holdings Count | shares	310
Advisory Fees Paid, Amount	$ 20,531,843
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,598,204,878
Number of Holdings	310
Total Advisory Fee	$20,531,843
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.4 Health Care 22.5 Information Technology 19.5 Consumer Discretionary 12.4 Financials 8.6 Communication Services 2.8 Materials 2.2 Consumer Staples 2.1 Energy 2.1 Real Estate 1.5 Utilities 0.2 Common Stocks 97.7 Domestic Equity Funds 1.6 Preferred Stocks 0.6 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.7 Domestic Equity Funds - 1.6 Preferred Stocks - 0.6 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 91.5 Canada 1.8 Thailand 1.4 Japan 1.0 United Kingdom 1.0 Italy 0.8 Netherlands 0.6 Israel 0.5 Australia 0.5 Others 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.5 Canada - 1.8 Thailand - 1.4 Japan - 1.0 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.6 Israel - 0.5 Australia - 0.5 Others - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) iShares Russell 2000 Growth ETF 1.6 Fabrinet 1.4 OSI Systems Inc 1.4 Credo Technology Group Holding Ltd 1.2 Ensign Group Inc/The 1.1 Sterling Infrastructure Inc 1.1 AZZ Inc 1.1 Cheesecake Factory Inc/The 1.0 BrightSpring Health Services Inc 0.9 Brinker International Inc 0.9 11.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund closed to new investors on October 16, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity® Small Cap Growth Fund
Trading Symbol	FCPGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Small Cap Growth Fund	$ 89	0.88%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Small Cap Growth Fund $10,000 $9,737 $11,804 $15,204 $16,142 $17,550 $25,378 $20,197 $22,200 $26,913 $27,712 Russell 2000® Growth Index $10,000 $9,470 $11,152 $13,707 $13,540 $14,352 $20,237 $15,546 $17,346 $19,566 $20,183 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Small Cap Growth Fund 2.97% 9.57% 10.73% Russell 2000® Growth Index 3.15% 7.06% 7.27% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,226,574,084
Holdings Count | shares	306
Advisory Fees Paid, Amount	$ 63,330,692
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Health Care 23.5 Information Technology 19.8 Consumer Discretionary 12.5 Financials 8.8 Communication Services 2.7 Materials 2.2 Consumer Staples 2.1 Energy 2.0 Real Estate 1.4 Utilities 0.2 Common Stocks 98.5 Preferred Stocks 1.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 1.8 Thailand 1.5 Japan 1.1 United Kingdom 1.0 Italy 0.8 Netherlands 0.7 Israel 0.5 Australia 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 1.8 Thailand - 1.5 Japan - 1.1 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.7 Israel - 0.5 Australia - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.5 OSI Systems Inc 1.3 Credo Technology Group Holding Ltd 1.2 Sterling Infrastructure Inc 1.0 Ensign Group Inc/The 1.0 AZZ Inc 1.0 Cheesecake Factory Inc/The 1.0 Stifel Financial Corp 0.9 Brinker International Inc 0.9 Gogo Inc 0.8 10.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class Z
Trading Symbol	FIDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 82	0.80%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE February 1, 2017 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,178 $14,422 $15,329 $16,688 $24,156 $19,246 $21,183 $25,711 Russell 2000® Growth Index $10,000 $10,915 $13,415 $13,252 $14,047 $19,807 $15,216 $16,978 $19,150 Russell 3000® Index $10,000 $10,891 $12,676 $13,570 $15,053 $20,883 $19,347 $21,795 $26,388 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 3.05% 9.69% 12.15% Russell 2000® Growth Index 3.15% 7.06% 8.34% Russell 3000® Index 15.68% 15.19% 14.03% A From February 1, 2017 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Feb. 01, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,226,574,084
Holdings Count | shares	306
Advisory Fees Paid, Amount	$ 63,330,692
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Health Care 23.5 Information Technology 19.8 Consumer Discretionary 12.5 Financials 8.8 Communication Services 2.7 Materials 2.2 Consumer Staples 2.1 Energy 2.0 Real Estate 1.4 Utilities 0.2 Common Stocks 98.5 Preferred Stocks 1.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 1.8 Thailand 1.5 Japan 1.1 United Kingdom 1.0 Italy 0.8 Netherlands 0.7 Israel 0.5 Australia 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 1.8 Thailand - 1.5 Japan - 1.1 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.7 Israel - 0.5 Australia - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.5 OSI Systems Inc 1.3 Credo Technology Group Holding Ltd 1.2 Sterling Infrastructure Inc 1.0 Ensign Group Inc/The 1.0 AZZ Inc 1.0 Cheesecake Factory Inc/The 1.0 Stifel Financial Corp 0.9 Brinker International Inc 0.9 Gogo Inc 0.8 10.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class M
Trading Symbol	FCTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 144	1.42%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $9,347 $11,270 $14,442 $15,251 $16,492 $23,719 $18,774 $20,529 $24,751 $25,355 Russell 2000® Growth Index $10,000 $9,470 $11,152 $13,707 $13,540 $14,352 $20,237 $15,546 $17,346 $19,566 $20,183 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 3.50% sales charge) -1.15% 8.21% 9.75% Class M (without 3.50% sales charge) 2.44% 8.98% 10.14% Russell 2000® Growth Index 3.15% 7.06% 7.27% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,226,574,084
Holdings Count | shares	306
Advisory Fees Paid, Amount	$ 63,330,692
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Health Care 23.5 Information Technology 19.8 Consumer Discretionary 12.5 Financials 8.8 Communication Services 2.7 Materials 2.2 Consumer Staples 2.1 Energy 2.0 Real Estate 1.4 Utilities 0.2 Common Stocks 98.5 Preferred Stocks 1.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 1.8 Thailand 1.5 Japan 1.1 United Kingdom 1.0 Italy 0.8 Netherlands 0.7 Israel 0.5 Australia 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 1.8 Thailand - 1.5 Japan - 1.1 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.7 Israel - 0.5 Australia - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.5 OSI Systems Inc 1.3 Credo Technology Group Holding Ltd 1.2 Sterling Infrastructure Inc 1.0 Ensign Group Inc/The 1.0 AZZ Inc 1.0 Cheesecake Factory Inc/The 1.0 Stifel Financial Corp 0.9 Brinker International Inc 0.9 Gogo Inc 0.8 10.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class I
Trading Symbol	FCIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 93	0.92%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $9,738 $11,810 $15,209 $16,148 $17,553 $25,376 $20,194 $22,189 $26,892 $27,678 Russell 2000® Growth Index $10,000 $9,470 $11,152 $13,707 $13,540 $14,352 $20,237 $15,546 $17,346 $19,566 $20,183 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.92% 9.54% 10.72% Russell 2000® Growth Index 3.15% 7.06% 7.27% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,226,574,084
Holdings Count | shares	306
Advisory Fees Paid, Amount	$ 63,330,692
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Health Care 23.5 Information Technology 19.8 Consumer Discretionary 12.5 Financials 8.8 Communication Services 2.7 Materials 2.2 Consumer Staples 2.1 Energy 2.0 Real Estate 1.4 Utilities 0.2 Common Stocks 98.5 Preferred Stocks 1.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 1.8 Thailand 1.5 Japan 1.1 United Kingdom 1.0 Italy 0.8 Netherlands 0.7 Israel 0.5 Australia 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 1.8 Thailand - 1.5 Japan - 1.1 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.7 Israel - 0.5 Australia - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.5 OSI Systems Inc 1.3 Credo Technology Group Holding Ltd 1.2 Sterling Infrastructure Inc 1.0 Ensign Group Inc/The 1.0 AZZ Inc 1.0 Cheesecake Factory Inc/The 1.0 Stifel Financial Corp 0.9 Brinker International Inc 0.9 Gogo Inc 0.8 10.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class C
Trading Symbol	FCCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 194	1.92%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.92%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $9,636 $11,558 $14,737 $15,483 $16,664 $23,840 $18,776 $20,426 $24,690 $25,354 Russell 2000® Growth Index $10,000 $9,470 $11,152 $13,707 $13,540 $14,352 $20,237 $15,546 $17,346 $19,566 $20,183 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.91% 8.43% 9.75% Class C 1.91% 8.43% 9.75% Russell 2000® Growth Index 3.15% 7.06% 7.27% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,226,574,084
Holdings Count | shares	306
Advisory Fees Paid, Amount	$ 63,330,692
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Health Care 23.5 Information Technology 19.8 Consumer Discretionary 12.5 Financials 8.8 Communication Services 2.7 Materials 2.2 Consumer Staples 2.1 Energy 2.0 Real Estate 1.4 Utilities 0.2 Common Stocks 98.5 Preferred Stocks 1.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 1.8 Thailand 1.5 Japan 1.1 United Kingdom 1.0 Italy 0.8 Netherlands 0.7 Israel 0.5 Australia 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 1.8 Thailand - 1.5 Japan - 1.1 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.7 Israel - 0.5 Australia - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.5 OSI Systems Inc 1.3 Credo Technology Group Holding Ltd 1.2 Sterling Infrastructure Inc 1.0 Ensign Group Inc/The 1.0 AZZ Inc 1.0 Cheesecake Factory Inc/The 1.0 Stifel Financial Corp 0.9 Brinker International Inc 0.9 Gogo Inc 0.8 10.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Small Cap Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Small Cap Growth Fund
Class Name	Fidelity Advisor® Small Cap Growth Fund Class A
Trading Symbol	FCAGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Small Cap Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 119	1.17%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, was the biggest detractor from the fund's performance versus the Russell 2000 Growth Index for the fiscal year. Also hurting our result were stock picks in financials and industrials, primarily within the capital goods industry.
•The largest individual relative detractor was an underweight in Hims & Hers Health (+212%). This period we decreased our position in Hims & Hers Health. A second notable relative detractor was an underweight in IonQ (+389%). This was an investment we established this period. Another notable relative detractor this period was avoiding Joby Aviation, a benchmark component that gained approximately 179%.
•In contrast, the biggest contributor to performance versus the benchmark was security selection in consumer discretionary. Stock picking in communication services and consumer staples also boosted the fund's relative performance.
•The fund's non-benchmark stake in Duolingo gained roughly 139% and was the top individual relative contributor. The stock was not held at period end. The second-largest relative contributor was an overweight in Brinker International (+132%). This period we decreased our investment in Brinker International, but the company was among our biggest holdings at period end. Another notable relative contributor was an overweight in GEO (+81%). This period we decreased our investment in Geo.
•Notable changes in positioning include lower allocations to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $9,157 $11,070 $14,221 $15,057 $16,321 $23,537 $18,683 $20,477 $24,752 $25,418 Russell 2000® Growth Index $10,000 $9,470 $11,152 $13,707 $13,540 $14,352 $20,237 $15,546 $17,346 $19,566 $20,183 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 5.75% sales charge) -3.22% 7.98% 9.78% Class A (without 5.75% sales charge) 2.69% 9.26% 10.43% Russell 2000® Growth Index 3.15% 7.06% 7.27% Russell 3000® Index 15.68% 15.19% 13.02% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 7,226,574,084
Holdings Count | shares	306
Advisory Fees Paid, Amount	$ 63,330,692
Investment Company Portfolio Turnover	77.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$7,226,574,084
Number of Holdings	306
Total Advisory Fee	$63,330,692
Portfolio Turnover	77%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 24.5 Health Care 23.5 Information Technology 19.8 Consumer Discretionary 12.5 Financials 8.8 Communication Services 2.7 Materials 2.2 Consumer Staples 2.1 Energy 2.0 Real Estate 1.4 Utilities 0.2 Common Stocks 98.5 Preferred Stocks 1.2 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.5 Preferred Stocks - 1.2 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 91.1 Canada 1.8 Thailand 1.5 Japan 1.1 United Kingdom 1.0 Italy 0.8 Netherlands 0.7 Israel 0.5 Australia 0.5 Others 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 91.1 Canada - 1.8 Thailand - 1.5 Japan - 1.1 United Kingdom - 1.0 Italy - 0.8 Netherlands - 0.7 Israel - 0.5 Australia - 0.5 Others - 1.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fabrinet 1.5 OSI Systems Inc 1.3 Credo Technology Group Holding Ltd 1.2 Sterling Infrastructure Inc 1.0 Ensign Group Inc/The 1.0 AZZ Inc 1.0 Cheesecake Factory Inc/The 1.0 Stifel Financial Corp 0.9 Brinker International Inc 0.9 Gogo Inc 0.8 10.6
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

The fund closed to new investors on October 16, 2024.

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Small Cap Opportunities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Small Cap Opportunities Fund
Class Name	Fidelity® Series Small Cap Opportunities Fund
Trading Symbol	FSOPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Small Cap Opportunities Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Small Cap Opportunities Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 2000® Index for the fiscal year, led by financials, where our stock picks in financial services helped most. Stock selection in real estate also boosted the fund's relative performance. Also lifting the fund's relative result were stock picking and an overweight in industrials, primarily within the capital goods industry.
•The top individual relative contributor was an overweight in IES Holdings (+131%). The company was the fund's biggest holding. The second-largest relative contributor was our non-benchmark stake in Celestica (+278%). This period we decreased our investment in Celestica. Another notable relative contributor was an overweight in Mr. Cooper Group (+74%).
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in information technology, primarily within the software & services industry. Also hurting our result were picks in materials and health care, primarily within the pharmaceuticals, biotechnology & life sciences industry.
•The largest individual relative detractor was an overweight in Liberty Energy (-47%). This period we decreased our stake in Liberty Energy. A second notable relative detractor was an overweight in Insight Enterprises (-47%). The stock was one of our biggest holdings this period. Not owning Credo Technology Group, a benchmark component that gained 302%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the energy and materials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Series Small Cap Opportunities Fund $10,000 $9,906 $11,116 $13,321 $13,585 $13,117 $19,148 $17,689 $19,902 $24,250 $24,345 Russell 2000® Index $10,000 $10,000 $11,845 $14,064 $13,443 $12,826 $19,491 $16,706 $18,027 $20,596 $20,482 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Small Cap Opportunities Fund 0.39% 13.17% 9.31% Russell 2000® Index -0.55% 9.81% 7.43% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 4,365,549,486
Holdings Count | shares	225
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$4,365,549,486
Number of Holdings	225
Total Advisory Fee	$0
Portfolio Turnover	43%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.6 Financials 18.7 Health Care 14.9 Information Technology 14.0 Consumer Discretionary 10.7 Materials 4.8 Energy 4.4 Real Estate 4.3 Consumer Staples 3.0 Utilities 2.4 Communication Services 0.4 Common Stocks 98.2 Short-Term Investments and Net Other Assets (Liabilities) 1.8 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.2 Short-Term Investments and Net Other Assets (Liabilities) - 1.8 United States 87.2 Canada 4.5 United Kingdom 2.2 Thailand 1.6 Puerto Rico 1.2 Netherlands 1.0 Japan 0.9 Israel 0.7 Chile 0.4 Others 0.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 87.2 Canada - 4.5 United Kingdom - 2.2 Thailand - 1.6 Puerto Rico - 1.2 Netherlands - 1.0 Japan - 0.9 Israel - 0.7 Chile - 0.4 Others - 0.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) IES Holdings Inc 2.1 Fabrinet 1.6 Sanmina Corp 1.4 FirstCash Holdings Inc 1.3 Advanced Energy Industries Inc 1.2 First BanCorp/Puerto Rico 1.2 Academy Sports & Outdoors Inc 1.2 Primerica Inc 1.1 Southwest Gas Holdings Inc 1.0 SkyWest Inc 1.0 13.1
Fidelity Series Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Real Estate Income Fund
Class Name	Fidelity® Series Real Estate Income Fund
Trading Symbol	FSREX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Real Estate Income Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection contributed to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 60/25/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index and the Bloomberg U.S. CMBS ex-AAA Index.
•Selection among commercial-mortgage-backed securities, preferred stocks and real estate bonds all helped relative performance, while an overweight in CMBS modestly helped.
•The largest individual relative contributor was a CMBS position referred to as JPMCC 2011-C3 E CSTR 2/46.
•In contrast, the fund's allocation to cash of 6%, on average, detracted from the fund's relative performance.
•The largest individual relative detractor was a CMBS position referred to as JPMCC 2013-LC11 D CSTR 4/46.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Series Real Estate Income Fund $10,000 $10,893 $11,509 $11,924 $13,105 $12,361 $15,388 $14,807 $14,788 $16,141 $17,530 Fidelity Series Real Estate Income Composite Index℠ $10,000 $11,012 $11,287 $11,400 $12,502 $12,739 $14,317 $13,025 $12,526 $13,558 $14,370 ICE® BofA® US High Yield Constrained Index $10,000 $10,495 $11,675 $11,966 $12,796 $13,179 $14,596 $13,467 $14,027 $15,576 $16,908 Bloomberg U.S. Universal Bond Index $10,000 $10,607 $10,669 $10,609 $11,476 $12,561 $12,607 $11,402 $11,129 $11,765 $12,236 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Real Estate Income Fund 8.61% 7.24% 5.77% Fidelity Series Real Estate Income Composite Index℠ 5.99% 2.44% 3.69% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 5.39% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.04% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 276,816,441
Holdings Count | shares	289
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$276,816,441
Number of Holdings	289
Total Advisory Fee	$0
Portfolio Turnover	9%

Holdings [Text Block]	AAA 0.8 AA 0.5 A 9.0 BBB 28.4 BB 8.3 B 5.4 CCC,CC,C 4.5 Not Rated 9.7 Equities 21.4 Short-Term Investments and Net Other Assets (Liabilities) 12.0 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.8 AA - 0.5 A - 9.0 BBB - 28.4 BB - 8.3 B - 5.4 CCC,CC,C - 4.5 Not Rated - 9.7 Equities - 21.4 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 43.7 Preferred Stocks 21.4 CMOs and Other Mortgage Related Securities 20.0 Asset-Backed Securities 1.5 Bank Loan Obligations 1.4 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 12.0 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 43.7 Preferred Stocks - 21.4 CMOs and Other Mortgage Related Securities - 20.0 Asset-Backed Securities - 1.5 Bank Loan Obligations - 1.4 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 12.0 United States 99.5 United Kingdom 0.3 Canada 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 United Kingdom - 0.3 Canada - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 3.8 Crown Castle Inc 2.7 Prologis LP 2.7 American Homes 4 Rent LP 2.2 Simon Property Group LP 2.2 Extra Space Storage LP 2.1 BX Trust 2019-OC11 1.9 Invitation Homes Operating Partnership LP 1.8 Equinix Inc 1.6 MPT Operating Partnership LP / MPT Finance Corp 1.6 22.6
Fidelity Series Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Blue Chip Growth Fund
Class Name	Fidelity® Series Blue Chip Growth Fund
Trading Symbol	FSBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Blue Chip Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Blue Chip Growth Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock picking in industrials also boosted relative performance. Also lifting the fund's relative result were security selection and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The company was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+410%). This period we increased our stake in AppLovin. An overweight in Carvana (+194%) also contributed.
•In contrast, the biggest detractor from performance versus the benchmark was stock selection in consumer discretionary. Also hurting our result was stock selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, and communication services.
•The largest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A second notable relative detractor was our non-benchmark stake in Snap (-30%). Another notable relative detractor was an underweight in Broadcom (+85%). This period we increased our stake in Broadcom. The stock was one of our biggest holdings.
•Notable changes in positioning include a lower allocation to health care.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Series Blue Chip Growth Fund $10,000 $9,737 $12,122 $15,339 $17,157 $23,848 $35,051 $27,161 $34,451 $45,147 $56,227 Russell 1000® Growth Index $10,000 $10,435 $12,318 $15,132 $16,770 $21,774 $29,760 $26,210 $30,747 $39,029 $48,297 Russell 1000® Index $10,000 $10,484 $12,156 $14,124 $15,254 $17,089 $23,577 $21,958 $24,801 $30,133 $35,117 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Blue Chip Growth Fund 24.54% 18.71% 18.85% Russell 1000® Growth Index 23.75% 17.27% 17.06% Russell 1000® Index 16.54% 15.49% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 13,784,565,027
Holdings Count | shares	343
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$13,784,565,027
Number of Holdings	343
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 49.1 Consumer Discretionary 17.9 Communication Services 16.0 Industrials 5.3 Health Care 5.0 Financials 3.8 Consumer Staples 1.3 Materials 0.7 Real Estate 0.5 Utilities 0.2 Energy 0.1 Common Stocks 97.9 Preferred Stocks 2.0 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.9 Preferred Stocks - 2.0 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 94.4 Canada 1.1 India 0.8 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 94.4 Canada - 1.1 India - 0.8 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.7 Microsoft Corp 10.1 Amazon.com Inc 8.6 Apple Inc 7.8 Meta Platforms Inc Class A 5.4 Alphabet Inc Class A 4.8 Broadcom Inc 3.0 Netflix Inc 2.9 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 63.1
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes: Operating expenses
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Real Estate Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity® Real Estate Income Fund
Trading Symbol	FRIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Real Estate Income Fund	$ 68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Real Estate Income Fund $10,000 $11,129 $11,753 $12,035 $13,295 $12,420 $15,757 $15,039 $14,675 $16,112 $17,112 Fidelity Real Estate Income Composite Index℠ $10,000 $11,150 $11,399 $11,569 $12,726 $12,775 $14,735 $13,550 $12,910 $14,051 $14,739 ICE® BofA® US High Yield Constrained Index $10,000 $10,495 $11,675 $11,966 $12,796 $13,179 $14,596 $13,467 $14,027 $15,576 $16,908 Bloomberg U.S. Universal Bond Index $10,000 $10,607 $10,669 $10,609 $11,476 $12,561 $12,607 $11,402 $11,129 $11,765 $12,236 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Real Estate Income Fund 6.21% 6.62% 5.52% Fidelity Real Estate Income Composite Index℠ 4.89% 2.90% 3.96% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 5.39% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.04% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 5,279,618,025
Holdings Count | shares	537
Advisory Fees Paid, Amount	$ 31,232,455
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%

Holdings [Text Block]	AAA 0.7 AA 1.4 A 3.5 BBB 20.3 BB 11.0 B 4.1 CCC,CC,C 2.1 Not Rated 11.8 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.4 A - 3.5 BBB - 20.3 BB - 11.0 B - 4.1 CCC,CC,C - 2.1 Not Rated - 11.8 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.2 CMOs and Other Mortgage Related Securities 21.6 Common Stocks 20.7 Preferred Stocks 13.5 Bank Loan Obligations 1.5 Asset-Backed Securities 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 30.2 CMOs and Other Mortgage Related Securities - 21.6 Common Stocks - 20.7 Preferred Stocks - 13.5 Bank Loan Obligations - 1.5 Asset-Backed Securities - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 2.7 Crown Castle Inc 2.1 Prologis Inc 1.6 American Homes 4 Rent LP 1.5 Welltower Inc 1.4 Equity LifeStyle Properties Inc 1.4 GLP Capital LP / GLP Financing II Inc 1.3 Equinix Inc 1.3 Invitation Homes Operating Partnership LP 1.3 American Tower Corp 1.2 15.8
Fidelity Advisor Real Estate Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class Z
Trading Symbol	FIKMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,000 $10,285 $13,077 $12,496 $12,200 $13,420 $14,260 Fidelity Real Estate Income Composite Index℠ $10,000 $11,092 $11,135 $12,844 $11,811 $11,253 $12,248 $12,847 ICE® BofA® US High Yield Constrained Index $10,000 $10,531 $10,846 $12,012 $11,083 $11,544 $12,818 $13,915 Bloomberg U.S. Universal Bond Index $10,000 $10,807 $11,829 $11,872 $10,737 $10,480 $11,079 $11,522 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 6.26% 6.75% 5.33% Fidelity Real Estate Income Composite Index℠ 4.89% 2.90% 3.73% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 4.95% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.10% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,279,618,025
Holdings Count | shares	537
Advisory Fees Paid, Amount	$ 31,232,455
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%

Holdings [Text Block]	AAA 0.7 AA 1.4 A 3.5 BBB 20.3 BB 11.0 B 4.1 CCC,CC,C 2.1 Not Rated 11.8 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.4 A - 3.5 BBB - 20.3 BB - 11.0 B - 4.1 CCC,CC,C - 2.1 Not Rated - 11.8 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.2 CMOs and Other Mortgage Related Securities 21.6 Common Stocks 20.7 Preferred Stocks 13.5 Bank Loan Obligations 1.5 Asset-Backed Securities 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 30.2 CMOs and Other Mortgage Related Securities - 21.6 Common Stocks - 20.7 Preferred Stocks - 13.5 Bank Loan Obligations - 1.5 Asset-Backed Securities - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 2.7 Crown Castle Inc 2.1 Prologis Inc 1.6 American Homes 4 Rent LP 1.5 Welltower Inc 1.4 Equity LifeStyle Properties Inc 1.4 GLP Capital LP / GLP Financing II Inc 1.3 Equinix Inc 1.3 Invitation Homes Operating Partnership LP 1.3 American Tower Corp 1.2 15.8
Fidelity Advisor Real Estate Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class M
Trading Symbol	FRIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $10,662 $11,223 $11,458 $12,618 $11,749 $14,877 $14,156 $13,767 $15,084 $15,963 Fidelity Real Estate Income Composite Index℠ $10,000 $11,150 $11,399 $11,569 $12,726 $12,775 $14,735 $13,550 $12,910 $14,051 $14,739 ICE® BofA® US High Yield Constrained Index $10,000 $10,495 $11,675 $11,966 $12,796 $13,179 $14,596 $13,467 $14,027 $15,576 $16,908 Bloomberg U.S. Universal Bond Index $10,000 $10,607 $10,669 $10,609 $11,476 $12,561 $12,607 $11,402 $11,129 $11,765 $12,236 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 1.60% 5.46% 4.79% Class M (without 4.00% sales charge) 5.83% 6.32% 5.22% Fidelity Real Estate Income Composite Index℠ 4.89% 2.90% 3.96% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 5.39% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.04% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,279,618,025
Holdings Count | shares	537
Advisory Fees Paid, Amount	$ 31,232,455
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%

Holdings [Text Block]	AAA 0.7 AA 1.4 A 3.5 BBB 20.3 BB 11.0 B 4.1 CCC,CC,C 2.1 Not Rated 11.8 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.4 A - 3.5 BBB - 20.3 BB - 11.0 B - 4.1 CCC,CC,C - 2.1 Not Rated - 11.8 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.2 CMOs and Other Mortgage Related Securities 21.6 Common Stocks 20.7 Preferred Stocks 13.5 Bank Loan Obligations 1.5 Asset-Backed Securities 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 30.2 CMOs and Other Mortgage Related Securities - 21.6 Common Stocks - 20.7 Preferred Stocks - 13.5 Bank Loan Obligations - 1.5 Asset-Backed Securities - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 2.7 Crown Castle Inc 2.1 Prologis Inc 1.6 American Homes 4 Rent LP 1.5 Welltower Inc 1.4 Equity LifeStyle Properties Inc 1.4 GLP Capital LP / GLP Financing II Inc 1.3 Equinix Inc 1.3 Invitation Homes Operating Partnership LP 1.3 American Tower Corp 1.2 15.8
Fidelity Advisor Real Estate Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class I
Trading Symbol	FRIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 72	0.70%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $11,130 $11,760 $12,043 $13,300 $12,419 $15,776 $15,055 $14,676 $16,123 $17,117 Fidelity Real Estate Income Composite Index℠ $10,000 $11,150 $11,399 $11,569 $12,726 $12,775 $14,735 $13,550 $12,910 $14,051 $14,739 ICE® BofA® US High Yield Constrained Index $10,000 $10,495 $11,675 $11,966 $12,796 $13,179 $14,596 $13,467 $14,027 $15,576 $16,908 Bloomberg U.S. Universal Bond Index $10,000 $10,607 $10,669 $10,609 $11,476 $12,561 $12,607 $11,402 $11,129 $11,765 $12,236 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 6.16% 6.63% 5.52% Fidelity Real Estate Income Composite Index℠ 4.89% 2.90% 3.96% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 5.39% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.04% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,279,618,025
Holdings Count | shares	537
Advisory Fees Paid, Amount	$ 31,232,455
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%

Holdings [Text Block]	AAA 0.7 AA 1.4 A 3.5 BBB 20.3 BB 11.0 B 4.1 CCC,CC,C 2.1 Not Rated 11.8 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.4 A - 3.5 BBB - 20.3 BB - 11.0 B - 4.1 CCC,CC,C - 2.1 Not Rated - 11.8 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.2 CMOs and Other Mortgage Related Securities 21.6 Common Stocks 20.7 Preferred Stocks 13.5 Bank Loan Obligations 1.5 Asset-Backed Securities 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 30.2 CMOs and Other Mortgage Related Securities - 21.6 Common Stocks - 20.7 Preferred Stocks - 13.5 Bank Loan Obligations - 1.5 Asset-Backed Securities - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 2.7 Crown Castle Inc 2.1 Prologis Inc 1.6 American Homes 4 Rent LP 1.5 Welltower Inc 1.4 Equity LifeStyle Properties Inc 1.4 GLP Capital LP / GLP Financing II Inc 1.3 Equinix Inc 1.3 Invitation Homes Operating Partnership LP 1.3 American Tower Corp 1.2 15.8
Fidelity Advisor Real Estate Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class C
Trading Symbol	FRIOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 174	1.70%

Expenses Paid, Amount	$ 174
Expense Ratio, Percent	1.70%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class C $10,000 $11,029 $11,530 $11,682 $12,773 $11,815 $14,845 $14,022 $13,538 $14,835 $15,701 Fidelity Real Estate Income Composite Index℠ $10,000 $11,150 $11,399 $11,569 $12,726 $12,775 $14,735 $13,550 $12,910 $14,051 $14,739 ICE® BofA® US High Yield Constrained Index $10,000 $10,495 $11,675 $11,966 $12,796 $13,179 $14,596 $13,467 $14,027 $15,576 $16,908 Bloomberg U.S. Universal Bond Index $10,000 $10,607 $10,669 $10,609 $11,476 $12,561 $12,607 $11,402 $11,129 $11,765 $12,236 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 4.08% 5.53% 4.61% Class C 5.08% 5.53% 4.61% Fidelity Real Estate Income Composite Index℠ 4.89% 2.90% 3.96% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 5.39% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.04% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,279,618,025
Holdings Count | shares	537
Advisory Fees Paid, Amount	$ 31,232,455
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%

Holdings [Text Block]	AAA 0.7 AA 1.4 A 3.5 BBB 20.3 BB 11.0 B 4.1 CCC,CC,C 2.1 Not Rated 11.8 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.4 A - 3.5 BBB - 20.3 BB - 11.0 B - 4.1 CCC,CC,C - 2.1 Not Rated - 11.8 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.2 CMOs and Other Mortgage Related Securities 21.6 Common Stocks 20.7 Preferred Stocks 13.5 Bank Loan Obligations 1.5 Asset-Backed Securities 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 30.2 CMOs and Other Mortgage Related Securities - 21.6 Common Stocks - 20.7 Preferred Stocks - 13.5 Bank Loan Obligations - 1.5 Asset-Backed Securities - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 2.7 Crown Castle Inc 2.1 Prologis Inc 1.6 American Homes 4 Rent LP 1.5 Welltower Inc 1.4 Equity LifeStyle Properties Inc 1.4 GLP Capital LP / GLP Financing II Inc 1.3 Equinix Inc 1.3 Invitation Homes Operating Partnership LP 1.3 American Tower Corp 1.2 15.8
Fidelity Advisor Real Estate Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Real Estate Income Fund
Class Name	Fidelity Advisor® Real Estate Income Fund Class A
Trading Symbol	FRINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Real Estate Income Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•Real estate securities experienced often-fluctuating market conditions throughout the 12 months ending July 31, 2025. The category significantly lagged the broader equity market, as investors often favored higher-growth opportunities. Fixed-income real estate segments, such as real estate bonds, commercial mortgage-backed securities and preferred stocks, fared better.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Fidelity Real Estate Income Composite IndexSM, a 40/25/20/15 blend of the ICE BofA® US Real Estate Index, the MSCI REIT Preferred Index, the FTSE® NAREIT® All REITs Index and the Bloomberg U.S. CMBS ex-AAA Index. Selection among collateralized mortgage obligations, preferred stock, bonds and common stock all helped relative performance. Asset allocation modestly contributed this period, especially an overweight among CMBS.
•The largest individual relative contributor among real estate common stocks was a lack of exposure to benchmark component Lineage (+49%).
•In contrast, noteworthy detractors included an underweight in preferred and common stock, as well as a cash position of 6%, on average.
•The largest individual relative detractor among real estate common stocks was an overweight in Equity Lifestyle Properties (-19%).
•Notable changes in positioning include increased exposure to cash and investment-grade real estate bonds and reductions in common stocks, high-yield real estate bonds, preferred stocks and CMBS.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $10,657 $11,229 $11,468 $12,632 $11,764 $14,898 $14,178 $13,792 $15,114 $15,996 Fidelity Real Estate Income Composite Index℠ $10,000 $11,150 $11,399 $11,569 $12,726 $12,775 $14,735 $13,550 $12,910 $14,051 $14,739 ICE® BofA® US High Yield Constrained Index $10,000 $10,495 $11,675 $11,966 $12,796 $13,179 $14,596 $13,467 $14,027 $15,576 $16,908 Bloomberg U.S. Universal Bond Index $10,000 $10,607 $10,669 $10,609 $11,476 $12,561 $12,607 $11,402 $11,129 $11,765 $12,236 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 1.60% 5.47% 4.81% Class A (without 4.00% sales charge) 5.84% 6.34% 5.24% Fidelity Real Estate Income Composite Index℠ 4.89% 2.90% 3.96% ICE® BofA® US High Yield Constrained Index 8.55% 5.11% 5.39% Bloomberg U.S. Universal Bond Index 4.00% -0.52% 2.04% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 5,279,618,025
Holdings Count | shares	537
Advisory Fees Paid, Amount	$ 31,232,455
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$5,279,618,025
Number of Holdings	537
Total Advisory Fee	$31,232,455
Portfolio Turnover	24%

Holdings [Text Block]	AAA 0.7 AA 1.4 A 3.5 BBB 20.3 BB 11.0 B 4.1 CCC,CC,C 2.1 Not Rated 11.8 Equities 34.2 Short-Term Investments and Net Other Assets (Liabilities) 10.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 0.7 AA - 1.4 A - 3.5 BBB - 20.3 BB - 11.0 B - 4.1 CCC,CC,C - 2.1 Not Rated - 11.8 Equities - 34.2 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 30.2 CMOs and Other Mortgage Related Securities 21.6 Common Stocks 20.7 Preferred Stocks 13.5 Bank Loan Obligations 1.5 Asset-Backed Securities 1.5 Preferred Securities 0.1 Short-Term Investments and Net Other Assets (Liabilities) 10.9 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 30.2 CMOs and Other Mortgage Related Securities - 21.6 Common Stocks - 20.7 Preferred Stocks - 13.5 Bank Loan Obligations - 1.5 Asset-Backed Securities - 1.5 Preferred Securities - 0.1 Short-Term Investments and Net Other Assets (Liabilities) - 10.9 United States 99.5 Canada 0.3 United Kingdom 0.2 Grand Cayman (UK Overseas Ter) 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.3 United Kingdom - 0.2 Grand Cayman (UK Overseas Ter) - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) American Tower Corp 2.7 Crown Castle Inc 2.1 Prologis Inc 1.6 American Homes 4 Rent LP 1.5 Welltower Inc 1.4 Equity LifeStyle Properties Inc 1.4 GLP Capital LP / GLP Financing II Inc 1.3 Equinix Inc 1.3 Invitation Homes Operating Partnership LP 1.3 American Tower Corp 1.2 15.8
Fidelity OTC Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio
Trading Symbol	FOCPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC Portfolio	$ 81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® OTC Portfolio $10,000 $10,368 $13,268 $16,498 $17,558 $23,842 $33,832 $26,965 $32,798 $41,756 $50,604 Nasdaq Composite Index® $10,000 $10,192 $12,680 $15,486 $16,685 $22,155 $30,471 $25,914 $30,272 $37,423 $45,228 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® OTC Portfolio 21.19% 16.24% 17.60% Nasdaq Composite Index® 20.86% 15.34% 16.29% S&P 500® Index 16.33% 15.88% 13.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity OTC Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity® OTC Portfolio Class K
Trading Symbol	FOCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 72	0.65%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,380 $13,298 $16,554 $17,631 $23,967 $34,045 $27,165 $33,062 $42,107 $51,071 Nasdaq Composite Index® $10,000 $10,192 $12,680 $15,486 $16,685 $22,155 $30,471 $25,914 $30,272 $37,423 $45,228 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 21.29% 16.34% 17.71% Nasdaq Composite Index® 20.86% 15.34% 16.29% S&P 500® Index 16.33% 15.88% 13.66% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity OTC K6 Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC K6 Portfolio
Class Name	Fidelity® OTC K6 Portfolio
Trading Symbol	FOKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC K6 Portfolio for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® OTC K6 Portfolio	$ 55	0.50%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, market selection was the primary detractor from the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially an overweight in the health care sector. Stock picking and outsized exposure to information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Investment choices in consumer discretionary hurt as well.
•The largest individual relative detractor was our stake in Regeneron Pharmaceuticals (-47%), though the stock was no longer held at period end. An underweight in Broadcom (+85%), a position we added to this period, also pressured performance, yet it was one of the fund's largest holdings. An overweight in Apple (-6%), the fund's largest position this period, on average, hurt as well.
•In contrast, the biggest contributor to performance versus the benchmark was stock selection in health care, primarily among health care equipment & services firms. Picks and an overweight in communication services, especially in the media & entertainment industry, also bolstered the fund's relative performance.
•A non-benchmark stake in Circle Internet Group gained approximately 121% and was the top individual relative contributor. This was a position we established this period. An overweight in Netflix (+85%), one of the fund's biggest holdings the past 12 months, helped as well. Another notable relative contributor was an overweight in Alnylam Pharmaceuticals (+65%).
•Notable changes in positioning include decreased exposure to the consumer discretionary sector and a higher allocation to information technology stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE June 13, 2019 through July 31, 2025. Initial investment of $10,000. Fidelity® OTC K6 Portfolio $10,000 $10,500 $14,337 $20,517 $16,358 $19,962 $25,381 Nasdaq Composite Index® $10,000 $10,439 $13,861 $19,063 $16,213 $18,939 $23,413 S&P 500® Index $10,000 $10,325 $11,560 $15,773 $15,041 $16,998 $20,763 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® OTC K6 Portfolio 19.88% 16.24% 19.88% Nasdaq Composite Index® 20.86% 15.34% 18.47% S&P 500® Index 16.33% 15.88% 15.45% A From June 13, 2019 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Jun. 13, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 2,848,569,864
Holdings Count | shares	153
Advisory Fees Paid, Amount	$ 13,167,214
Investment Company Portfolio Turnover	64.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$2,848,569,864
Number of Holdings	153
Total Advisory Fee	$13,167,214
Portfolio Turnover	64%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.2 Communication Services 17.5 Consumer Discretionary 9.8 Health Care 8.8 Industrials 2.4 Financials 1.8 Consumer Staples 1.6 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 93.1 Domestic Equity Funds 4.8 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 93.1 Domestic Equity Funds - 4.8 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 93.2 Taiwan 2.9 Netherlands 1.5 Korea (South) 0.7 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.2 Taiwan - 2.9 Netherlands - 1.5 Korea (South) - 0.7 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.4 Apple Inc 10.4 Microsoft Corp 9.2 Amazon.com Inc 7.1 Invesco QQQ Trust ETF 4.8 Meta Platforms Inc Class A 4.8 Alphabet Inc Class A 4.4 Alphabet Inc Class C 3.1 Netflix Inc 2.8 Broadcom Inc 2.8 64.8
Fidelity Leveraged Company Stock Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund
Trading Symbol	FLVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Leveraged Company Stock Fund	$ 77	0.69%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Leveraged Company Stock Fund $10,000 $9,277 $10,896 $12,084 $12,318 $12,718 $19,946 $17,781 $19,917 $24,267 $30,461 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,202 $10,855 $11,654 $10,945 $10,744 $15,339 $14,506 $15,756 $18,532 $21,826 Russell Midcap® Index $10,000 $10,437 $11,798 $13,386 $14,283 $14,575 $20,781 $18,739 $20,379 $23,168 $25,962 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Leveraged Company Stock Fund 25.52% 19.09% 11.78% Fidelity U.S. Leveraged Stock Linked Index℠ 17.78% 15.23% 8.12% Russell Midcap® Index 12.06% 12.24% 10.01% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Leveraged Company Stock Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity® Leveraged Company Stock Fund Class K
Trading Symbol	FLCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 69	0.61%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $9,286 $10,920 $12,123 $12,370 $12,787 $20,077 $17,914 $20,084 $24,492 $30,771 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $9,202 $10,855 $11,654 $10,945 $10,744 $15,339 $14,506 $15,756 $18,532 $21,826 Russell Midcap® Index $10,000 $10,437 $11,798 $13,386 $14,283 $14,575 $20,781 $18,739 $20,379 $23,168 $25,962 Russell 3000® Index $10,000 $10,444 $12,130 $14,118 $15,113 $16,765 $23,258 $21,548 $24,273 $29,389 $33,998 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 25.64% 19.20% 11.90% Fidelity U.S. Leveraged Stock Linked Index℠ 17.78% 15.23% 8.12% Russell Midcap® Index 12.06% 12.24% 10.01% Russell 3000® Index 15.68% 15.19% 13.02% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth & Income Portfolio
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio
Trading Symbol	FGRIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Growth & Income Portfolio	$ 58	0.53%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Growth & Income Portfolio $10,000 $10,088 $11,851 $13,470 $13,775 $13,950 $19,671 $19,722 $22,635 $27,255 $32,258 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Growth & Income Portfolio 18.36% 18.25% 12.43% S&P 500® Index 16.33% 15.88% 13.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.
Effective October 25, 2024, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 25, 2024, the fund's investment objective became a fundamental policy.
Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Growth & Income Portfolio - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity® Growth & Income Portfolio Class K
Trading Symbol	FGIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,104 $11,882 $13,520 $13,838 $14,030 $19,803 $19,869 $22,828 $27,513 $32,591 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 18.46% 18.36% 12.54% S&P 500® Index 16.33% 15.88% 13.66% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.	Effective October 25, 2024, the fund's investment objective became a fundamental policy.

Material Fund Change Objectives [Text Block]	Effective October 25, 2024, the fund's investment objective became a fundamental policy.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Dividend Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund
Trading Symbol	FDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Dividend Growth Fund	$ 72	0.67%

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picking in information technology and consumer staples, in the latter case primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+267%). This period we decreased our position in GE Vernova. The company was one of our biggest holdings. A second notable relative contributor was an underweight in Apple (-6%). This period we increased our investment in Apple. A non-benchmark stake in Vertiv Holdings gained roughly 85% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Picks in consumer discretionary also hampered the fund's result. Also hurting our result were stock selection and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Tidewater (-60%). The stock was not held at period end. A non-benchmark stake in Vistry Group returned -56% and was the second-largest relative detractor. Not owning Palantir Technologies, a benchmark component that gained roughly 326%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the utilities and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Dividend Growth Fund $10,000 $10,026 $11,335 $12,876 $13,569 $12,722 $18,119 $17,605 $19,257 $24,584 $28,916 Morningstar® US Dividend Growth Index℠ $10,000 $10,942 $12,645 $14,708 $16,217 $16,870 $22,769 $22,768 $24,598 $28,571 $31,349 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Dividend Growth Fund 17.62% 17.85% 11.20% Morningstar® US Dividend Growth Index℠ 9.72% 13.19% 12.10% S&P 500® Index 16.33% 15.88% 13.66% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 8,035,399,535
Holdings Count | shares	130
Advisory Fees Paid, Amount	$ 49,879,165
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$8,035,399,535
Number of Holdings	130
Total Advisory Fee	$49,879,165
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.4 Industrials 18.7 Financials 17.3 Communication Services 10.9 Energy 8.1 Health Care 5.2 Consumer Staples 4.5 Consumer Discretionary 3.8 Utilities 3.1 Real Estate 2.3 Materials 1.2 Common Stocks 100.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% United States 89.3 Canada 3.8 Taiwan 2.2 United Kingdom 1.7 Norway 0.5 Brazil 0.5 Korea (South) 0.4 Netherlands 0.4 Zambia 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Canada - 3.8 Taiwan - 2.2 United Kingdom - 1.7 Norway - 0.5 Brazil - 0.5 Korea (South) - 0.4 Netherlands - 0.4 Zambia - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 5.0 Alphabet Inc Class A 4.5 Boeing Co 3.6 Broadcom Inc 2.7 Brookfield Corp Class A (United States) 2.5 GE Vernova Inc 2.4 Wells Fargo & Co 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 39.9
Fidelity Dividend Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Dividend Growth Fund
Class Name	Fidelity® Dividend Growth Fund Class K
Trading Symbol	FDGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Dividend Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 64	0.59%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500® index for the fiscal year, especially within industrials, where our stock picks in capital goods helped most. Stock picking in information technology and consumer staples, in the latter case primarily within the food, beverage & tobacco industry, also boosted the fund's relative performance.
•The top individual relative contributor was an overweight in GE Vernova (+267%). This period we decreased our position in GE Vernova. The company was one of our biggest holdings. A second notable relative contributor was an underweight in Apple (-6%). This period we increased our investment in Apple. A non-benchmark stake in Vertiv Holdings gained roughly 85% and notably helped.
•In contrast, the biggest detractor from performance versus the benchmark was an underweight in information technology. Picks in consumer discretionary also hampered the fund's result. Also hurting our result were stock selection and an overweight in energy.
•The biggest individual relative detractor was our non-benchmark stake in Tidewater (-60%). The stock was not held at period end. A non-benchmark stake in Vistry Group returned -56% and was the second-largest relative detractor. Not owning Palantir Technologies, a benchmark component that gained roughly 326%, was another notable relative detractor.
•Notable changes in positioning include decreased exposure to the utilities and health care sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $10,039 $11,360 $12,916 $13,626 $12,793 $18,234 $17,733 $19,420 $24,817 $29,206 Morningstar® US Dividend Growth Index℠ $10,000 $10,942 $12,645 $14,708 $16,217 $16,870 $22,769 $22,768 $24,598 $28,571 $31,349 S&P 500® Index $10,000 $10,561 $12,256 $14,246 $15,384 $17,223 $23,500 $22,410 $25,327 $30,936 $35,989 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 17.68% 17.95% 11.31% Morningstar® US Dividend Growth Index℠ 9.72% 13.19% 12.10% S&P 500® Index 16.33% 15.88% 13.66% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 8,035,399,535
Holdings Count | shares	130
Advisory Fees Paid, Amount	$ 49,879,165
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$8,035,399,535
Number of Holdings	130
Total Advisory Fee	$49,879,165
Portfolio Turnover	81%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 25.4 Industrials 18.7 Financials 17.3 Communication Services 10.9 Energy 8.1 Health Care 5.2 Consumer Staples 4.5 Consumer Discretionary 3.8 Utilities 3.1 Real Estate 2.3 Materials 1.2 Common Stocks 100.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 100.5 Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% United States 89.3 Canada 3.8 Taiwan 2.2 United Kingdom 1.7 Norway 0.5 Brazil 0.5 Korea (South) 0.4 Netherlands 0.4 Zambia 0.4 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 89.3 Canada - 3.8 Taiwan - 2.2 United Kingdom - 1.7 Norway - 0.5 Brazil - 0.5 Korea (South) - 0.4 Netherlands - 0.4 Zambia - 0.4 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.7 Microsoft Corp 6.5 Meta Platforms Inc Class A 5.0 Alphabet Inc Class A 4.5 Boeing Co 3.6 Broadcom Inc 2.7 Brookfield Corp Class A (United States) 2.5 GE Vernova Inc 2.4 Wells Fargo & Co 2.0 Taiwan Semiconductor Manufacturing Co Ltd ADR 2.0 39.9
Fidelity Blue Chip Value Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Value Fund
Class Name	Fidelity® Blue Chip Value Fund
Trading Symbol	FBCVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Value Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Value Fund	$ 55	0.56%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary detractor from the fund's performance versus the Russell 1000 Value Index for the fiscal year, especially within the health care sector, where our picks in health care equipment & services hurt most. Investment choices in utilities and communication services pressured performance as well.
•The largest individual relative detractor was our stake in Centene (-55%) a stock we sold prior to period end. The company was among the fund's largest holdings the past 12 months. A stake in UnitedHealth Group (-47%), which we also sold before July 31, hurt as well. Here again, the firm was one of our biggest holdings this period. Another notable relative detractor was an overweight in Cigna (-21%), the fund's largest holding this period.
•In contrast, the biggest contributor to performance versus the benchmark was an overweight in communication services. Stock picking and an underweight in materials also boosted relative performance. Investment choices in industrials, primarily within the capital goods industry, also helped.
•The top individual relative contributor was an overweight in Deere (+44%), one of the fund's largest holdings at period end. Outsized exposure to Wells Fargo (+39%), another of our biggest positions on July 31, also helped. An overweight in Ferguson Enterprises (+14%), a position we established the past 12 months and one of our biggest holdings at period end, further bolstered performance.
•Notable changes in positioning include higher allocations to the materials and industrials sectors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Blue Chip Value Fund $10,000 $9,769 $11,496 $12,277 $12,399 $10,907 $14,982 $15,624 $16,969 $18,889 $18,270 Russell 1000® Value Index $10,000 $10,538 $11,989 $13,133 $13,815 $12,985 $18,091 $17,832 $19,309 $22,167 $24,116 Russell 1000® Index $10,000 $10,484 $12,156 $14,124 $15,254 $17,089 $23,577 $21,958 $24,801 $30,133 $35,117 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Blue Chip Value Fund -3.28% 10.87% 6.21% Russell 1000® Value Index 8.79% 13.18% 9.20% Russell 1000® Index 16.54% 15.49% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 559,010,716
Holdings Count | shares	42
Advisory Fees Paid, Amount	$ 3,500,303
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$559,010,716
Number of Holdings	42
Total Advisory Fee	$3,500,303
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 24.0 Industrials 14.5 Energy 11.1 Communication Services 9.4 Consumer Discretionary 8.4 Health Care 8.2 Consumer Staples 7.4 Information Technology 5.7 Materials 4.7 Utilities 2.4 Common Stocks 95.8 Short-Term Investments and Net Other Assets (Liabilities) 4.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.8 Short-Term Investments and Net Other Assets (Liabilities) - 4.2 United States 92.0 United Kingdom 5.4 Canada 2.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 92.0 United Kingdom - 5.4 Canada - 2.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Shell PLC ADR 6.0 Alphabet Inc Class A 5.2 Exxon Mobil Corp 5.1 Bank of America Corp 4.2 Ferguson Enterprises Inc 3.9 Wells Fargo & Co 3.9 Gen Digital Inc 3.9 Keurig Dr Pepper Inc 3.9 Deere & Co 3.9 PNC Financial Services Group Inc/The 3.7 43.7
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth K6 Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth K6 Fund
Class Name	Fidelity® Blue Chip Growth K6 Fund
Trading Symbol	FBCGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth K6 Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth K6 Fund	$ 51	0.45%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology. Stock picking in industrials also boosted the fund's relative performance. Also helping our relative result were stock selection and an underweight in consumer staples.
•The top individual relative contributor was an underweight in Apple (-6%). The stock was one of the fund's biggest holdings. A second notable relative contributor was an overweight in Nvidia (+52%). The stock was the fund's top holding. Another notable relative contributor was an overweight in AppLovin (+412%). This period we increased our stake in AppLovin.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in consumer discretionary. Stock selection and an overweight in health care also hampered the fund's result. Also hurting our result was an underweight in information technology, primarily within the software & services industry.
•The largest individual relative detractor was an underweight in Palantir Technologies (+489%). A second notable relative detractor was our non-benchmark stake in Snap (-29%). An overweight in lululemon athletica (-22%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 25, 2017 through July 31, 2025. Initial investment of $10,000. Fidelity® Blue Chip Growth K6 Fund $10,000 $10,320 $12,807 $13,764 $19,483 $28,499 $22,052 $27,686 $35,865 Russell 1000® Growth Index $10,000 $10,255 $12,597 $13,961 $18,126 $24,774 $21,819 $25,596 $32,490 Russell 1000® Index $10,000 $10,258 $11,918 $12,872 $14,421 $19,896 $18,529 $20,928 $25,429 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Blue Chip Growth K6 Fund 25.38% 18.21% 20.15% Russell 1000® Growth Index 23.75% 17.27% 18.52% Russell 1000® Index 16.54% 15.49% 14.19% A From May 25, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	May 25, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 17,198,586,659
Holdings Count | shares	379
Advisory Fees Paid, Amount	$ 72,727,759
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$17,198,586,659
Number of Holdings	379
Total Advisory Fee	$72,727,759
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 45.2 Communication Services 17.6 Consumer Discretionary 16.3 Industrials 6.1 Health Care 5.4 Financials 4.5 Consumer Staples 2.3 Materials 1.0 Real Estate 0.5 Energy 0.3 Utilities 0.2 Common Stocks 97.8 Preferred Stocks 1.6 Bonds 0.0 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 97.8 Preferred Stocks - 1.6 Bonds - 0.0 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 93.8 Canada 1.3 India 1.0 Taiwan 1.0 Netherlands 0.9 United Kingdom 0.4 China 0.3 Japan 0.3 Finland 0.3 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.8 Canada - 1.3 India - 1.0 Taiwan - 1.0 Netherlands - 0.9 United Kingdom - 0.4 China - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.7
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.8 Meta Platforms Inc Class A 6.3 Microsoft Corp 6.0 Amazon.com Inc 5.9 Alphabet Inc Class A 5.0 Broadcom Inc 4.6 Apple Inc 4.4 Netflix Inc 3.3 Eli Lilly & Co 2.2 Marvell Technology Inc 2.0 56.5
Fidelity Blue Chip Growth Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund
Trading Symbol	FBGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Blue Chip Growth Fund	$ 68	0.61%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Fidelity® Blue Chip Growth Fund $10,000 $9,741 $12,125 $15,182 $16,562 $23,096 $33,652 $25,963 $32,306 $42,235 $52,281 Russell 1000® Growth Index $10,000 $10,435 $12,318 $15,132 $16,770 $21,774 $29,760 $26,210 $30,747 $39,029 $48,297 Russell 1000® Index $10,000 $10,484 $12,156 $14,124 $15,254 $17,089 $23,577 $21,958 $24,801 $30,133 $35,117 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Blue Chip Growth Fund 23.78% 17.75% 17.99% Russell 1000® Growth Index 23.75% 17.27% 17.06% Russell 1000® Index 16.54% 15.49% 13.38% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Blue Chip Growth Fund - Class K
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity® Blue Chip Growth Fund Class K
Trading Symbol	FBGKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period August 1, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K	$ 60	0.54%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2015 through July 31, 2025. Initial investment of $10,000. Class K $10,000 $9,753 $12,154 $15,233 $16,634 $23,216 $33,855 $26,142 $32,560 $42,605 $52,774 Russell 1000® Growth Index $10,000 $10,435 $12,318 $15,132 $16,770 $21,774 $29,760 $26,210 $30,747 $39,029 $48,297 Russell 1000® Index $10,000 $10,484 $12,156 $14,124 $15,254 $17,089 $23,577 $21,958 $24,801 $30,133 $35,117 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class K 23.87% 17.85% 18.10% Russell 1000® Growth Index 23.75% 17.27% 17.06% Russell 1000® Index 16.54% 15.49% 13.38% Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.401k.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Material Fund Change Expenses [Text Block]	The fees associated with this class changed during the reporting year. The variations in class fees are primarily the result of the following changes:
  Management fee
  Operating expenses
  Performance adjustment fee
  Expense reductions

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-835-5092
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class A
Trading Symbol	FLEJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 82	0.98%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.98%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $10,778 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 Russell Midcap® Index $10,000 $10,515 Russell 3000® Index $10,000 $10,876 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class M
Trading Symbol	FLELX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 103	1.23%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	1.23%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,010 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 Russell Midcap® Index $10,000 $10,515 Russell 3000® Index $10,000 $10,876 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class C
Trading Symbol	FLEMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 145	1.73%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.73%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $11,267 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 Russell Midcap® Index $10,000 $10,515 Russell 3000® Index $10,000 $10,876 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class I
Trading Symbol	FLENX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 61	0.73%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.73%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $11,456 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 Russell Midcap® Index $10,000 $10,515 Russell 3000® Index $10,000 $10,876 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Leveraged Company Stock Fund
Class Name	Fidelity Advisor® Leveraged Company Stock Fund Class Z
Trading Symbol	FLEOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Leveraged Company Stock Fund for the period October 18, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 51	0.61%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.61%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell MidCap Index for the fiscal year, led by utilities. Security selection in industrials also boosted relative performance. Also lifting the fund's relative result were stock picks and an overweight in communication services, primarily within the media & entertainment industry.
•The top individual relative contributor was an overweight in Vistra (+169%). The company was among the fund's biggest holdings. A non-benchmark stake in Meta Platforms gained 64% and was the second-largest relative contributor. The company was the fund's biggest holding. A non-benchmark stake in Nvidia gained 52% and notably helped. The stock was among our biggest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was stock picking in financials, primarily within the financial services industry. Stock picks in information technology, especially within the software & services industry, also hampered the fund's result. Also detracting were stock selection and an overweight in consumer discretionary, primarily within the consumer durables & apparel industry.
•Not owning Palantir Technologies, a benchmark component that gained 386%, was the biggest individual relative detractor. The second-largest relative detractor was an overweight in ON Semiconductor (-28%). Another notable relative detractor was our stake in Crocs (-37%). The stock was not held at period end.
•Notable changes in positioning include decreased exposure to the energy sector and a higher allocation to communication services.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 18, 2024 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,467 Fidelity U.S. Leveraged Stock Linked Index℠ $10,000 $11,011 Russell Midcap® Index $10,000 $10,515 Russell 3000® Index $10,000 $10,876 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,902,017,456
Holdings Count | shares	86
Advisory Fees Paid, Amount	$ 22,391,274
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$3,902,017,456
Number of Holdings	86
Total Advisory Fee	$22,391,274
Portfolio Turnover	12%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 26.6 Industrials 19.3 Financials 14.9 Consumer Discretionary 12.3 Communication Services 10.3 Utilities 8.9 Materials 3.3 Health Care 1.8 Consumer Staples 1.6 Energy 0.9 Common Stocks 99.9 Bonds 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.9 Bonds - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.1 United States 95.2 Taiwan 1.4 Netherlands 1.0 Canada 0.8 United Kingdom 0.7 China 0.7 Hong Kong 0.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 95.2 Taiwan - 1.4 Netherlands - 1.0 Canada - 0.8 United Kingdom - 0.7 China - 0.7 Hong Kong - 0.2
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 5.9 Meta Platforms Inc Class A 5.8 Vistra Corp 5.7 Apollo Global Management Inc 3.7 Comfort Systems USA Inc 3.4 Arthur J Gallagher & Co 3.1 Microsoft Corp 3.1 Broadcom Inc 3.0 Constellation Energy Corp 2.8 TopBuild Corp 2.8 39.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Leveraged Company Stock Fund merged into Fidelity® Leveraged Company Stock Fund on October 25, 2024.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since October 18, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Blue Chip Growth Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class A
Trading Symbol	FBCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 86	0.97%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.97%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,100 Russell 1000® Growth Index $10,000 $11,753 Russell 1000® Index $10,000 $11,166 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Fidelity Advisor Blue Chip Growth Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class M
Trading Symbol	FBCEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 107	1.21%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.21%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,342 Russell 1000® Growth Index $10,000 $11,753 Russell 1000® Index $10,000 $11,166 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Fidelity Advisor Blue Chip Growth Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class C
Trading Symbol	FBCHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 152	1.72%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.72%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $11,605 Russell 1000® Growth Index $10,000 $11,753 Russell 1000® Index $10,000 $11,166 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Fidelity Advisor Blue Chip Growth Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class I
Trading Symbol	FBCJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 64	0.72%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.72%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $11,801 Russell 1000® Growth Index $10,000 $11,753 Russell 1000® Index $10,000 $11,166 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Fidelity Advisor Blue Chip Growth Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Blue Chip Growth Fund
Class Name	Fidelity Advisor® Blue Chip Growth Fund Class Z
Trading Symbol	FBCKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Blue Chip Growth Fund for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 54	0.61%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.61%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the Russell 1000 Growth Index for the fiscal year, led by information technology, primarily within the software & services industry. Stock selection in industrials also boosted the fund's relative performance. Also contributing to our result were stock picks and an underweight in consumer staples.
•The top individual relative contributor was an overweight in Nvidia (+52%). The stock was the fund's largest holding. The second-largest relative contributor was an overweight in AppLovin (+412%). This period we increased our investment in AppLovin. Another notable relative contributor was an overweight in Netflix (+84%). The stock was one of our largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was security selection in consumer discretionary. Security selection in health care, primarily within the pharmaceuticals, biotechnology & life sciences industry, also hampered the fund's result. Also detracting from our result was an underweight in information technology, primarily within the software & services industry.
•The biggest individual relative detractor was an underweight in Palantir Technologies (+489%). This period we increased our stake in Palantir Technologies. A non-benchmark stake in Snap returned roughly -29% and was a second notable relative detractor. An underweight in Broadcom (+85%) also hurt. This period we increased our stake in Broadcom. The stock was among the fund's largest holdings.
•Notable changes in positioning include decreased exposure to the health care sector.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,812 Russell 1000® Growth Index $10,000 $11,753 Russell 1000® Index $10,000 $11,166 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 79,777,622,105
Holdings Count | shares	395
Advisory Fees Paid, Amount	$ 419,162,456
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$79,777,622,105
Number of Holdings	395
Total Advisory Fee	$419,162,456
Portfolio Turnover	34%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 47.2 Consumer Discretionary 18.4 Communication Services 16.3 Industrials 5.5 Health Care 5.1 Financials 4.1 Consumer Staples 1.4 Materials 0.9 Real Estate 0.5 Energy 0.4 Utilities 0.2 Common Stocks 98.0 Preferred Stocks 1.9 Bonds 0.1 Preferred Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 0.0 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.0 Preferred Stocks - 1.9 Bonds - 0.1 Preferred Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 0.0 United States 93.9 Canada 1.2 India 1.2 Taiwan 0.8 Netherlands 0.8 China 0.4 United Kingdom 0.3 Japan 0.3 Finland 0.3 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.9 Canada - 1.2 India - 1.2 Taiwan - 0.8 Netherlands - 0.8 China - 0.4 United Kingdom - 0.3 Japan - 0.3 Finland - 0.3 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 16.5 Amazon.com Inc 8.6 Microsoft Corp 8.4 Apple Inc 7.7 Meta Platforms Inc Class A 5.5 Alphabet Inc Class A 4.8 Netflix Inc 3.0 Broadcom Inc 2.7 Eli Lilly & Co 2.0 Marvell Technology Inc 1.8 61.0
Fidelity Advisor OTC Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class A
Trading Symbol	FOTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 93	1.05%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class A $9,425 $11,000 Nasdaq Composite Index® $10,000 $11,678 S&P 500® Index $10,000 $11,139 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity Advisor OTC Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class M
Trading Symbol	FOTEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 114	1.30%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.30%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000 and the current sales charge was paid. Class M $9,650 $11,240 Nasdaq Composite Index® $10,000 $11,678 S&P 500® Index $10,000 $11,139 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity Advisor OTC Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class C
Trading Symbol	FOTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 157	1.79%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.79%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Share class performance includes contingent deferred sales charges in the past one year. Class C $10,000 $11,502 Nasdaq Composite Index® $10,000 $11,678 S&P 500® Index $10,000 $11,139 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity Advisor OTC Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class I
Trading Symbol	FOTHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 70	0.79%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.79%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Class I $10,000 $11,694 Nasdaq Composite Index® $10,000 $11,678 S&P 500® Index $10,000 $11,139 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity Advisor OTC Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® OTC Portfolio
Class Name	Fidelity Advisor® OTC Fund Class Z
Trading Symbol	FOTJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® OTC Portfolio for the period October 8, 2024 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 61	0.69%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.69%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the NASDAQ Composite Index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Investment choices and an overweight in communication services, primarily among media & entertainment stocks, also boosted relative performance. Also lifting the fund's relative result was security selection in health care, most notably in health care equipment & services.
•The fund's non-benchmark stake in Circle Internet Group gained roughly 121% and was the top individual relative contributor. This was a stake we established the past 12 months. Out-of-index exposure to Reddit (+164%) helped as well, followed by an overweight in Netflix (+84%), one of our biggest holdings.
•In contrast, the largest detractor from performance versus the benchmark was an overweight in health care. Stock selection and an underweight in information technology, primarily within the technology hardware & equipment industry, also hampered the fund's result. Picks in consumer discretionary hurt as well.
•The largest individual relative detractor was an underweight in Broadcom (+85%), a position we added to this period, making it one of our largest holdings. A stake in Regeneron Pharmaceuticals (-47%) also hurt, though the stock was no longer held at period end. An outsized position in Apple (-6%) was another detractor. The company was the fund's biggest holding this period, on average.
•Notable changes in positioning include increased exposure to the industrials sector and a lower allocation to consumer discretionary stocks.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 8, 2024 through July 31, 2025. Initial investment of $10,000. Class Z $10,000 $11,705 Nasdaq Composite Index® $10,000 $11,678 S&P 500® Index $10,000 $11,139 2024 2025
Average Annual Return [Table Text Block]	Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 32,809,438,777
Holdings Count | shares	161
Advisory Fees Paid, Amount	$ 216,631,906
Investment Company Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$32,809,438,777
Number of Holdings	161
Total Advisory Fee	$216,631,906
Portfolio Turnover	53%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.0 Communication Services 19.0 Consumer Discretionary 9.1 Health Care 8.5 Industrials 4.8 Financials 1.7 Consumer Staples 1.5 Energy 0.6 Utilities 0.6 Real Estate 0.2 Materials 0.1 Common Stocks 94.7 Domestic Equity Funds 3.4 Preferred Stocks 1.4 Short-Term Investments and Net Other Assets (Liabilities) 0.5 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 94.7 Domestic Equity Funds - 3.4 Preferred Stocks - 1.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.5 United States 93.3 Taiwan 2.8 Netherlands 1.4 Korea (South) 0.8 China 0.6 Brazil 0.4 United Kingdom 0.3 Canada 0.3 Denmark 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.3 Taiwan - 2.8 Netherlands - 1.4 Korea (South) - 0.8 China - 0.6 Brazil - 0.4 United Kingdom - 0.3 Canada - 0.3 Denmark - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 15.1 Microsoft Corp 10.1 Apple Inc 9.8 Amazon.com Inc 6.5 Alphabet Inc Class A 5.2 Meta Platforms Inc Class A 4.8 Invesco QQQ Trust ETF 3.4 Broadcom Inc 3.0 Alphabet Inc Class C 2.9 Netflix Inc 2.7 63.5
Fidelity Advisor Growth & Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class A
Trading Symbol	FGIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A A	$ 32	0.82%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.82%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class M
Trading Symbol	FGIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M A	$ 42	1.07%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	1.07%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class C
Trading Symbol	FGIJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C A	$ 61	1.57%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.57%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class I
Trading Symbol	FGJDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I A	$ 22	0.57%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.57%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Growth & Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Growth & Income Portfolio
Class Name	Fidelity Advisor® Growth & Income Fund Class Z
Trading Symbol	FGJEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Growth & Income Portfolio for the period March 20, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z A	$ 18	0.45%
AExpenses for the full reporting period would be higher.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.45%
Expenses Short Period Footnote [Text Block]	Expenses for the full reporting period would be higher.
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. stocks achieved a strong gain for the 12 months ending July 31, 2025, erasing a brief but sharp decline that began in late February and steepened in early April upon the announcement of a sweeping tariff plan. The category then reversed course and made a strong advance through period end, rallying on a 90-day pause for most planned tariffs.
•Against this backdrop, security selection was the primary contributor to the fund's performance versus the S&P 500 index for the fiscal year, especially within industrials, where our picks in capital goods helped most. Stock picks and an overweight in financials also boosted relative performance. Also helping our relative result were picks in energy.
•The top individual relative contributor was an overweight in GE Vernova (+255%). The company was among our largest holdings. A second notable relative contributor was an overweight in GE Aerospace (+60%). The stock was one of the fund's largest holdings. Another notable relative contributor was an overweight in Wells Fargo (+39%). The company was among the fund's largest holdings.
•In contrast, the biggest detractor from performance versus the benchmark was an overweight in energy. An underweight in information technology, primarily within the semiconductors & semiconductor equipment industry, also hampered the fund's result. Also detracting from our result were picks and an underweight in communication services, primarily within the media & entertainment industry.
•The biggest individual relative detractor was an underweight in Nvidia (+52%). The stock was one of the fund's biggest holdings. A second notable relative detractor was an overweight in Exxon Mobil (-3%). The company was among the fund's biggest holdings. An overweight in UnitedHealth Group (-56%) also detracted.
•Notable changes in positioning include decreased exposure to the health care sector and a higher allocation to industrials.

Net Assets	$ 12,598,565,070
Holdings Count | shares	171
Advisory Fees Paid, Amount	$ 58,489,796
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)
KEY FACTS
Fund Size	$12,598,565,070
Number of Holdings	171
Total Advisory Fee	$58,489,796
Portfolio Turnover	15%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 22.2 Financials 19.3 Industrials 18.6 Health Care 9.7 Energy 9.4 Consumer Staples 5.5 Communication Services 4.9 Utilities 2.4 Consumer Discretionary 2.0 Materials 1.6 Real Estate 1.3 Common Stocks 95.6 Preferred Stocks 1.3 Short-Term Investments and Net Other Assets (Liabilities) 3.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 95.6 Preferred Stocks - 1.3 Short-Term Investments and Net Other Assets (Liabilities) - 3.1 United States 90.7 Canada 2.0 United Kingdom 1.2 Germany 1.2 Belgium 1.0 Zambia 0.9 France 0.8 Netherlands 0.8 Taiwan 0.8 Others 0.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 90.7 Canada - 2.0 United Kingdom - 1.2 Germany - 1.2 Belgium - 1.0 Zambia - 0.9 France - 0.8 Netherlands - 0.8 Taiwan - 0.8 Others - 0.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Microsoft Corp 8.5 Wells Fargo & Co 6.6 Exxon Mobil Corp 5.3 GE Aerospace 4.7 NVIDIA Corp 4.2 GE Vernova Inc 3.8 Bank of America Corp 3.1 Apple Inc 2.5 Boeing Co 2.4 Shell PLC ADR 2.2 43.3
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098  or by sending an e-mail to fidfunddocuments@fidelity.com.

Fidelity Advisor® Growth & Income Fund merged into Fidelity® Growth & Income Portfolio on March 28, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 20, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 27, 2025 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-877-208-0098
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec